Cover	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Document Type	F-4
Entity Registrant Name	BROOKFIELD INFRASTRUCTURE CORPORATION
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Entity Address, Country	US
Entity Emerging Growth Company	false
Entity Central Index Key	0001788348
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Entity Address, Country	US
Contact Personnel Name	Michael Ryan
City Area Code	212
Local Phone Number	417-7000